Income Taxes (Tables) - Mafco Worldwide & Merisant	12 Months Ended
Dec. 31, 2019
Summary of income before income taxes and the applicable provision for income taxes
	Years Ended December 31
	2019	2018	2017
Income (loss) before income taxes:
Domestic	$10.9	$(6.0)	(9.8)
Foreign	17.5	32.2	24.7
Total income before income taxes	$28.4	$26.2	14.9

	Years Ended December 31
	2019	2018	2017
(Benefit) provision for income taxes:
Current:
Federal	$1.9	$4.8	0.1
State and local	0.2	0.1	0.1
Foreign	5.9	6.4	4.4
	8.0	11.3	4.6
Deferred:
Federal	(1.8)	(5.1)	(15.4)
State and local	0.3	(1.0)	(0.6)
Foreign	(9.0)	0.1	1.2
	(10.5)	(6.0)	(14.8)
Total (benefit) provision for income taxes	$(2.5)	$5.3	(10.2)

Summary of (benefit) provision for income taxes varies from the current statutory federal income tax rate

	Years Ended December 31
	2019	2018	2017
Tax provision at federal statutory rate	$5.9	$5.5	5.2
State and local taxes	0.4	(0.9)	(0.2)
Foreign rate differential	0.7	1.5	(3.2)
Change in tax rates	(2.2)	(0.1)	(3.0)
Changes in uncertain tax positions	0.1	(0.1)	(0.8)
Change in valuation allowance	0.6	(2.0)	0.2
Impact of U.S. tax reform	—	—	(8.8)
Impact of Luxembourg restructuring	(6.4)	—	—
U.S. effects of international operations	3.1	6.1	3.6
Tax credits	(5.2)	(5.5)	(4.9)
Other	0.5	0.8	1.7
Total (benefit) provision for income taxes	$(2.5)	$5.3	(10.2)

Summary of significant components of the Business' deferred tax assets and liabilities

	December 31
	2019	2018
Deferred tax assets:
Accounts receivable	$0.7	$0.3
Accrued expenses	2.1	1.6
Inventory	4.1	2.0
Other assets	1.0	1.4
Deferred rent	0.4	0.5
Pension asset	1.8	1.9
Property, plant and equipment	0.9	1.1
U.S. and foreign net operating losses	15.0	15.6
Tax credits	2.3	3.3
Total deferred tax assets	28.3	27.7
Less valuation allowance	(12.4)	(11.9)
Net deferred tax assets	$15.9	$15.8
Deferred tax liabilities:
Intangible assets	(38.5)	(49.2)
Unremitted earnings	(1.2)	(1.3)
Other liabilities	(6.4)	(5.8)
Total deferred tax liabilities	(46.1)	(56.3)
Net deferred tax liability	$(30.2)	$(40.5)

Summary of reconciliation of the beginning and ending amount of unrecognized tax benefits, not including interest and penalties

	Year Ended December 31
	2019	2018
Balance as of January 1	$0.9	$1.5
Additions based on tax positions taken in the current year	—	0.1
Additions based on tax positions taken in prior years	—	—
Decreases based on tax positions taken in prior years	—	(0.2)
Settlements	(0.1)	(0.2)
Currency differences	0.1	(0.3)
Balance as of December 31	$0.9	$0.9